OTHER PROVISIONS	12 Months Ended
Dec. 31, 2023
Other provisions [abstract]
OTHER PROVISIONS	OTHER PROVISIONS

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for contingencies (1)
Tax contingencies	7,003	8,733	614,882	617,692	621,885	626,425
Civil contingencies	7,702	5,490	142,305	119,483	150,007	124,973
Labor contingencies	367	350	155,501	175,212	155,868	175,562
Other	—	—	11,571	13,180	11,571	13,180
Provision for European
Commission investigation (2)	—	—	2,477	2,397	2,477	2,397

Total other provisions (3)	15,072	14,573	926,736	927,964	941,808	942,537

(1)Provisions for contingencies:

    The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.
    The civil contingencies correspond to different demands of civil order filed against the Company.The labor contingencies correspond to different demands of labor order filed against the Company.
    Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.
The Company maintains other judicial processes, individually and cumulatively , do not have a significant impact on these financial statements

(2)    Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.
(3)    Total other provision as of December 31, 2023, and December 31, 2022, include the fair value of the contingencies arising at the time of the business combination with TAM S.A and subsidiaries,with a probability of loss under 50%, which are not recognized in the normal course of IFRS Accounting Standards application and which only in the context of a business combination should be recognized under IFRS Accounting Standards.
Movement of provisions:

	Legal claims (1)	European Commission Investigation (1)	Onerous Contracts	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2021	558,036	10,097	44,000	612,133
Increase in provisions	403,229	—	—	403,229
Provision used	(84,497)	—	—	(84,497)
Difference by subsidiaries conversion	(25,531)	—	—	(25,531)
Reversal of provision	(119,029)	—	(44,000)	(163,029)
Exchange difference	(1,055)	(797)	—	(1,852)
Closing balance as of December 31, 2021	731,153	9,300	—	740,453

Opening balance as of January 1, 2022	731,153	9,300	—	740,453
Increase in provisions	687,558	—	—	687,558
Provision used	(63,087)	—	—	(63,087)
Difference by subsidiaries conversion	28,655	—	—	28,655
Reversal of provision	(427,979)	(6,630)	—	(434,609)
Exchange difference	(16,160)	(273)	—	(16,433)
Closing balance as of December 31, 2022	940,140	2,397	—	942,537

Opening balance as of January 1, 2023	940,140	2,397	—	942,537
Increase in provisions	449,406	—	—	449,406
Provision used	(70,844)	—	—	(70,844)
Difference by subsidiaries conversion	(69,563)	—	—	(69,563)
Reversal of provision	(310,118)	—	—	(310,118)
Exchange difference	310	80	—	390
Closing balance as of December 31, 2023	939,331	2,477	—	941,808
(1)See details of litigation and government investigations with a material impact in Note 30.